SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14: SUBSEQUENT EVENTS

On October 17, 2025, the Company filed a registration statement on Form S-1 (the “Prospectus”) with the U.S. Securities and Exchange Commission (the “SEC”) to register the resale, from time to time, of up to 1,442,308 shares of its common stock, par value $0.0001 per share (the “Common Stock”), by certain selling stockholders.

The registered shares consist of (i) up to 360,577 shares issuable to AAA Tuscaloosa, LLC, pursuant to the Exclusive Private Label Manufacturing Agreement dated July 16, 2025 (the “AAA Agreement”), and (ii) up to 1,081,731 shares issuable to Traffic Rallytown, LLC, pursuant to the Exclusive Private Label Manufacturing Agreement dated July 16, 2025 (the “Rallytown Agreement”).

The Company will not receive any proceeds from the sale of shares by the selling stockholders under this registration.

In October 2025, the Company issued 600,000 shares of common stock upon the exercise of pre-funded warrants that were originally issued in February 2025. The exercise price of the prefunded warrants was $0.0001 per share, resulting in minimal proceeds to the Company.

On November 7, 2025, the Company filed a shelf registration statement under Form S-3 to register up to US $100 million of securities, including common stock, preferred stock, debt securities, warrants, and rights for future issuance..

NOTE 15: SUBSEQUENT EVENTS

Private Placement

On or around January 17, 2025, the Company closed a private placement pursuant to a securities purchase agreement with a certain accredited investor, pursuant to which the Company agreed to issue and sell, in a private placement, a promissory note in the principal amount of $121,900 (the “January 2025 Note”). The January 2025 Note is convertible into common stock upon default at a conversion price equal to 61% of the lowest closing bid price during the ten trading days prior to the conversion date. The January 2025 Note provides that the total number of shares of common stock that may be issued upon conversion thereof shall not exceed 19.99% of the shares of Common Stock outstanding as of the issuance date of the January 2025 Note.

Vendor Agreement

On or around January 20, 2025, the Company entered into a vendor agreement (the “Vendor Agreement”) with MavDB Consulting LLC (the “Vendor”). The engagement of the Vendor is for a five (5) year period and the vendor services to be provided include, but are not limited to, product content production, social media marketing, engagement of influencers and student athletes for product awareness, and event and staffing costs (the “Services”). In consideration for the Services, the Company will pay the Vendor a vendor fee equal to $3,000,000 (the “Cash Fee”) within thirty calendar days after the date of the Vendor Agreement (the “Payment Period”), provided, however, that Vendor may elect to receive the Vendor Shares (as defined below) and/or Vendor Pre-Funded Warrants (as defined below) as described below in lieu of the Cash Fee by providing written notice to the Company of such election during the Payment Period (the “Written Notice”). The “Vendor Shares” shall mean a number of Common Stock equal to the Cash Fee divided by $1.45, provided, however, if the issuance of any of the Vendor Shares would cause the Vendor to exceed 4.99% of the of the outstanding Common Stock, as determined in accordance with Section 16 of the Exchange Act and the regulations promulgated thereunder, then the Company shall instead issue to Vendor pre-funded warrants (the “Vendor Pre-Funded Warrants”) for the purchase of the amount of Vendor Shares in excess of the beneficial ownership limitation, provided, further, that if the Vendor specifies in the Written Notice that the Vendor elects to receive Vendor Pre-Funded Warrants in lieu of the entire amount of the Vendor Shares, then the Company shall instead issue to Vendor the Vendor Pre-Funded Warrants to purchase the entire amount of the Vendor Shares. The Vendor delivered the Written Notice to the Company during the Payment Period and the Company issued the Vendor Pre-Funded Warrants for the purchase of 2,068,965 shares of Common Stock to Vendor on January 21, 2025.

The Vendor Pre-Funded Warrants have an initial exercise price per share of Common Stock equal to $0.01. The Vendor Pre-Funded Warrants are immediately exercisable and will expire five (5) years after the issuance date of the Vendor Pre-Funded Warrants. The exercise price and number of shares of Common Stock issuable upon exercise is subject to appropriate adjustment in the event of share dividends, share splits, reorganizations or similar events. The Vendor Pre-Funded Warrants will be exercisable, at the option of the Vendor, in whole or in part, by delivering to us a duly executed exercise notice accompanied by payment in full for the number of shares of Common Stock purchased upon such exercise (except in the case of a cashless exercise). The Vendor (together with its affiliates) may not exercise any portion of the Vendor Pre-Funded Warrants to the extent that the Vendor would own more than 4.99% of the outstanding shares of Common Stock immediately after exercise, except that upon at least 61 days’ prior notice from the Vendor to us, the Vendor may increase the amount of beneficial ownership of outstanding shares after exercising the Vendor’s Pre-Funded Warrants up to 9.99% of the number of our shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Vendor Pre-Funded Warrants. In lieu of making the cash payment otherwise contemplated to be made to us upon such exercise in payment of the aggregate exercise price, the Vendor may elect instead to receive upon such exercise (either in whole or in part) the number of shares of Common Stock determined according to a formula set forth in the Vendor Pre-Funded Warrants.

Promissory Note

On January 22, 2025, the Company issued a promissory note in the principal amount of $260,000.00 (the “Second Note”) to an accredited investor (“Investor”), pursuant to which the Investor made a loan to the Company. The Second Note carries an original issue discount of $60,000.00, and accordingly the purchase price of the Second Note is $200,000.00. The Second Note matures on April 22, 2025, and contains customary events of default. Upon the occurrence of any event of default under the Second Note, the Second Note will become immediately due and payable in an amount equal to the outstanding principal and accrued interest under the Second Note plus default interest at the rate of sixteen percent (16%) per annum.

Securities Purchase Agreement

On February 13, 2025, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain accredited investors named therein (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a best efforts offering (the “Offering”) 11,365,340 units (the “Units”), including (i) 125,535 units consisting of one share of common stock, par value $0.0001 per share (the “Common Stock”) and two warrants to purchase one share of Common Stock each (the “Share Unit Warrants”), at a purchase price per unit equal to $0.66, and (ii) 11,239,805 units consisting of a pre-funded warrant to purchase one share of Common Stock (“Pre-Funded Warrants”), immediately exercisable at an exercise price of $0.0001 per share, and two warrants to purchase one share of Common Stock each (the “PFW Unit Warrants, and collectively with the Share Unit Warrants, the “Warrants”), at a purchase price per unit equal to $0.6599. The Warrants may be exercised for an aggregate of 22,730,680 shares of Common Stock at an exercise price equal to $0.66 per share, subject to adjustment for stock splits and similar events. The Purchase Agreement contains customary representations and warranties and agreements of the Company and the Purchasers and customary indemnification rights and obligations of the parties. The Offering closed on February 18, 2025.

The Company offered Pre-Funded Warrants to those Purchasers whose purchase of Common Stock in the Offering would have resulted in the Purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchaser, 9.99%) of our Common Stock immediately following the consummation of the Offering in lieu of the Common Stock that would otherwise result in ownership in excess of 4.99% (or at the election of the purchaser, 9.99%) of the outstanding Common Stock of the Company. The Pre-Funded Warrants may be exercised commencing on the issuance date and do not expire. The Pre-Funded Warrants are exercisable for cash; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the Common Stock issuable upon exercise of the Pre-Funded Warrants. The exercise of the Pre-Funded Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Pre-Funded Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of Common Stock outstanding immediately after giving effect to the issuance of Common Stock issuable upon exercise of the Pre-Funded Warrant held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived

The Warrants may be exercised commencing on the issuance date and expire one year from issuance. The Warrants are exercisable for cash at an exercise price of $0.66 per share; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the Common Stock issuable upon exercise of the Warrants. The exercise of the Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of Common Stock outstanding immediately after giving effect to the issuance of Common Stock issuable upon exercise of the Warrants held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived.

At the closing of the Offering, the Company issued warrants to RBW Capital Partners LLC, acting through Dawson James Securities, Inc. (the “Placement Agent”), for the purchase of 568,267 shares of Common Stock at an exercise price of $0.759 per share (the “Placement Agent Warrants”), which is equal to 115% of the price per Unit. The Placement Agent Warrants are exercisable at any time commencing six (6) months from the date of commencement of sales in the Offering and expiring five (5) years from the commencement of sales in the Offering. During the aforementioned six (6) month period, the Placement Agent Warrant may not be sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of the Placement Agent Warrant pursuant to FINRA Rule 5110(e)(1)(A).

The Common Stock, Pre-Funded Warrants, Common Stock issuable upon exercise of the Pre-Funded Warrants, Warrants, Common Stock issuable upon exercise of the Warrants, Placement Agent Warrants, and Common Stock issuable upon exercise of the Placement Agent Warrants were offered pursuant to a registration statement on Form S-1 (File No. 333-284508), as filed with the Securities and Exchange Commission (the “Commission”) on January 27, 2025, as amended, and was declared effective on February 11, 2025 (the “Registration Statement”).

The Placement Agent acted as the exclusive placement agent for the Offering pursuant to a Placement Agency Agreement dated February 13, 2025 (the “Placement Agency Agreement”) by and between the Company and the Placement Agent. The Placement Agency Agreement contains customary conditions to closing, representations and warranties of the Company, and termination rights of the parties, as well as certain indemnification obligations of the Company and ongoing covenants for the Company.

The Offering resulted in gross proceeds to the Company of approximately $7,500,000, before deducting placement agent fees and commissions and other offering expenses, and excluding proceeds to the Company, if any, that may result from the future exercise of the Pre-Funded Warrants or Warrants issued in the Offering. As compensation to the Placement Agent, as the exclusive placement agent in connection with the Offering, the Company paid to the Placement Agent a cash fee of 8.0% of the aggregate gross proceeds raised in the Offering (which amount shall not include any additional proceeds the Company may receive from the exercise of the Warrants, or the Pre-Funded Warrants, issued in this Offering) and reimbursement of up to $150,000 for expenses of legal counsel and other actual out-of-pocket expenses.

Asset Purchase Agreement

On April 1, 2025, the Company entered into an Asset Purchase Agreement (the “Open Daily APA”) with Open Daily Technologies Inc. (“Open Daily”). Pursuant to the terms of the Open Daily APA, the Company agreed to purchase, and Open Daily agreed to sell certain intellectual property owned by Open Daily, including, but not limited to, patent applications, trademarks, and software products and platforms (the “Open Daily Assets”), but not any liability or obligation of Open Daily in connection with the Company’s purchase of the Open Daily Assets, in exchange for the issuance by the Company of 344,827 shares of the Company’s common stock (the “Open Daily Acquisition”). The Open Daily Acquisition closed on April 2, 2025.

The Open Daily APA contains certain covenants, representations, warranties and closing conditions customary for an agreement of this type, including, but not limited to, non-competition and non-solicitation provisions.

Exercise of Pre-Funded Warrants

In February 2025, an aggregate of 2,728,750 pre-funded warrants were exercised for shares of common stock.